Loans - Allowance For Credit Losses Write off On Financing Receivables (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		¥ 2,000
2022		9,000
2021		1,000
2020		2,000
2019		0
Prior to 2019		7,000
Revolving Loans		2,000
Total	[1]	23,541	¥ 163,612
Geographic Distribution, Domestic [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		2,000
2022		9,000
2021		1,000
2020		0
2019		0
Prior to 2019		2,000
Revolving Loans		2,000
Total		16,000
Geographic Distribution, Domestic [Member] | Corporate Rating [Member] | Large Companies [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		2,000
2022		8,000
2021		1,000
2020		0
2019		0
Prior to 2019		1,000
Revolving Loans		1,000
Total		13,000
Geographic Distribution, Domestic [Member] | Corporate Rating [Member] | Small And Medium Sized Companies [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		0
2022		0
2021		0
2020		0
2019		0
Prior to 2019		0
Revolving Loans		1,000
Total		1,000
Geographic Distribution, Domestic [Member] | Retail Rating [Member] | Housing Loan [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		0
2022		0
2021		0
2020		0
2019		0
Prior to 2019		1,000
Revolving Loans		0
Total		1,000
Geographic Distribution, Domestic [Member] | Retail Rating [Member] | Other [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		0
2022		0
2021		0
2020		0
2019		0
Prior to 2019		0
Revolving Loans		0
Total		1,000
Geographic Distribution, Foreign [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023	[2]	0
2022	[2]	0
2021	[2]	0
2020	[2]	2,000
2019	[2]	0
Prior to 2019	[2]	5,000
Revolving Loans	[2]	0
Total	[1],[2]	¥ 7,303	¥ 14,403

[1]	Charge-offs decreased from ¥163,612 million for the six months ended September 30, 2022 to ¥23,541 million for the six months ended September 30, 2023. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the six months ended September 30, 2022.
[2]	The majority of total foreign consist of corporate.